Schedule of Investments (unaudited) April 30, 2021	iShares® Genomics Immunology and Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 5.9%
BeiGene Ltd.(a)	653,100	$17,574,422

Denmark — 3.6%
Genmab A/S(a)	29,526	10,849,436

France — 4.7%
Sanofi	111,014	11,662,642
Valneva SE(a)	130,704	2,204,354

		13,866,996

Germany — 13.8%
BioNTech SE, ADR(a)	93,957	17,690,224
Evotec SE(a)	274,619	11,448,202
Merck KGaA	67,893	11,944,777

		41,083,203

Japan — 3.4%
Takeda Pharmaceutical Co. Ltd.	302,200	10,049,833

Switzerland — 3.4%
CRISPR Therapeutics AG(a)(b)	77,756	10,207,030

United Kingdom — 0.7%
Adaptimmune Therapeutics PLC, ADR(a)	357,297	2,022,301

United States — 64.3%
Agenus Inc.(a)(b)	436,824	1,349,786
Aligos Therapeutics Inc.(a)	48,240	1,240,733
Allogene Therapeutics Inc.(a)(b)	151,836	4,694,769
Altimmune Inc.(a)	88,638	1,282,592
Arcturus Therapeutics Holdings Inc.(a)	26,837	983,844
BioCryst Pharmaceuticals Inc.(a)	408,602	4,754,084
Bluebird Bio Inc.(a)(b)	125,198	3,755,940
Blueprint Medicines Corp.(a)	111,164	10,707,317
Constellation Pharmaceuticals Inc.(a)	56,502	1,221,573
CytomX Therapeutics Inc.(a)	123,256	1,153,676
Editas Medicine Inc.(a)	119,671	4,429,024
Exelixis Inc.(a)	600,228	14,777,613
Fate Therapeutics Inc.(a)	181,317	15,845,293
FibroGen Inc.(a)	156,323	3,489,129
Gilead Sciences Inc.	185,832	11,794,757
ImmunityBio Inc.(a)	92,143	1,635,538
Inovio Pharmaceuticals Inc.(a)(b)	302,336	2,058,908
Intellia Therapeutics Inc.(a)	109,311	8,391,805
Invitae Corp.(a)	226,568	7,907,223
IVERIC bio Inc.(a)	169,535	1,186,745
Ligand Pharmaceuticals Inc.(a)	36,036	5,257,292

Security	Shares	Value

United States (continued)
MacroGenics Inc.(a)(b)	129,101	$4,177,708
Moderna Inc.(a)	73,924	13,219,090
Molecular Templates Inc.(a)	80,032	749,100
NanoString Technologies Inc.(a)(b)	96,519	7,689,669
Personalis Inc.(a)	26,675	657,272
Precision BioSciences Inc.(a)	128,148	1,190,495
RAPT Therapeutics Inc.(a)	47,682	1,046,143
Regeneron Pharmaceuticals Inc.(a)	23,362	11,244,131
Sangamo Therapeutics Inc.(a)	276,902	3,261,906
Sarepta Therapeutics Inc.(a)(b)	63,175	4,475,317
Seagen Inc.(a)	63,652	9,150,612
SpringWorks Therapeutics Inc.(a)(b)	75,028	5,391,512
TCR2 Therapeutics Inc.(a)	62,166	1,411,790
Twist Bioscience Corp.(a)	73,944	9,922,545
Vaxart Inc.(a)(b)	240,074	2,587,998
Vir Biotechnology Inc.(a)	105,360	5,029,886
ZIOPHARM Oncology Inc.(a)(b)	529,823	1,833,188

		190,956,003

Total Common Stocks — 99.8% (Cost: $269,136,772)		296,609,224

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	11,220,722	11,226,333
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	270,000	270,000

		11,496,333

Total Short-Term Investments — 3.9% (Cost: $11,495,913)		11,496,333

Total Investments in Securities — 103.7% (Cost: $280,632,685)		308,105,557

Other Assets, Less Liabilities — (3.7)%		(10,988,909)

Net Assets — 100.0%		$297,116,648

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Genomics Immunology and Healthcare ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$13,668,970	$—		$(2,437,656	)(a)	$(4,560)	$(421)	$11,226,333	11,220,722	$319,304	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	124,000	146,000	(a)	—		—	—	270,000	270,000	77		—

						$(4,560)	$(421)	$11,496,333		$319,381		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Health Care E-Mini Index	3	06/18/21	$367	$360

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$296,609,224	$—	$—	$296,609,224
Money Market Funds	11,496,333	—	—	11,496,333

	$308,105,557	$—	$—	$308,105,557

Derivative financial instruments(a)
Assets
Futures Contracts	$360	$—	$—	$360

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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